COMMITMENTS AND CONTINGENCIES LIABILITIES (Details Narrative)					1 Months Ended		12 Months Ended
	Mar. 27, 2024 USD ($)	Mar. 27, 2024 ILS (₪)	Dec. 18, 2023 USD ($)	Dec. 18, 2023 ILS (₪)	Jan. 30, 2022 USD ($)	Jan. 30, 2022 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Research and development expenses, net							$ 9,143,000	$ 11,587,000	$ 11,534,000
Fund gross	$ 5,000,000		$ 5,000,000
Royalty, description							Magna obtained grants from the Israeli Innovation Authority (the “IIA”) for participation in research and development programs for the years 2011 through 2013, and, in return, further to an acquisition transaction between the Company and Magna, the Company is obligated to pay royalties amounting to 3% to 5% of its future sales up to the amount of the grant.
Grants receivable							$ 623,000	620,000
Magna [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development expenses, net	$ 13,500	₪ 50,000	$ 19,000	₪ 70,000	$ 63,000	₪ 235,000
Waived amount							$ 140,000	$ 42,000